COMMON SHARES	12 Months Ended
Dec. 31, 2014
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
COMMON SHARES
COMMON SHARES

	Number of Shares	Amount
	(thousands)	(millions of Canadian dollars)
Outstanding at January 1, 2012	703,861	12,011
Exercise of options	1,600	58
Outstanding at December 31, 2012	705,461	12,069
Exercise of options	1,980	80
Outstanding at December 31, 2013	707,441	12,149
Exercise of options	1,221	53
Outstanding at December 31, 2014	708,662	12,202

Common Shares Issued and Outstanding
The Company is authorized to issue an unlimited number of common shares without par value.
Basic and Diluted Net Income per Share
Net income per share is calculated by dividing Net Income Attributable to Common Shares by the weighted average number of common shares outstanding. The higher weighted average number of shares for the diluted earnings per share calculation is due to options exercisable under TransCanada's Stock Option Plan.

Weighted Average Common Shares Outstanding	2014	2013	2012
(millions)

Basic	708.0	706.7	704.6
Diluted	709.6	707.7	705.7

Stock Options

	Number of Options	Weighted Average Exercise Prices	Options Exercisable
	(thousands)		(thousands)
Outstanding at January 1, 2012	7,100	$35.44	5,165
Granted	1,978	$42.03
Exercised	(1,600)	$33.13
Forfeited	(44)	$36.55
Outstanding at December 31, 2012	7,434	$37.69	4,588
Granted	1,939	$47.09
Exercised	(1,980)	$36.12
Outstanding at December 31, 2013	7,393	$40.57	3,954
Granted	2,292	$49.03
Exercised	(1,221)	$43.00
Outstanding at December 31, 2014	8,464	$43.17	4,902

Stock options outstanding at December 31, 2014 were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(thousands)		(years)	(thousands)		(years)
$30.10 to $36.26	1,410	$33.85	1.7	1,410	$33.85	1.7
$36.90 to $41.65	1,101	$38.24	3.1	1,101	$38.24	3.1
$41.95 to $45.29	1,819	$42.04	4.2	1,464	$42.02	4.2
$47.09	1,842	$47.09	5.1	847	$47.09	5.1
$49.03	2,292	$49.03	6.2	80	$49.03	6.2
	8,464	$43.17	4.3	4,902	$39.81	3.3

An additional 8.2 million common shares were reserved for future issuance under TransCanada's Stock Option Plan at December 31, 2014. The weighted average fair value of options granted to purchase common shares under the Company's Stock Option Plan was determined to be $5.54 for the year ended December 31, 2014 (2013 – $5.74; 2012 – $5.08). The contractual life of options granted is seven years. Options may be exercised at a price determined at the time the option is awarded and vest 33.3 per cent on the anniversary date in each of the three years following the award. Forfeiture of stock options results from their expiration and, if not previously vested, upon resignation or termination of the option holder's employment.
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2014	2013	2012

Expected life (years)	6.0	6.0	5.9
Interest rate	1.8%	1.7%	1.6%
Volatility[1]	17%	18%	19%
Dividend yield	3.8%	3.7%	4.2%
Forfeiture rate	5%	15%	15%

1	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.
The amount expensed for stock options, with a corresponding increase in Additional Paid-In Capital, was $9 million in 2014 (2013 - $6 million; 2012 – $5 million).
The following table summarizes additional stock option information:

year ended December 31	2014	2013	2012
(millions of Canadian dollars, unless noted otherwise)

Total intrinsic value of options exercised	$68	$25	$18
Fair value of options that have vested	$113	$65	$49
Total options vested	2.0 million	1.3 million	1.0 million

As at December 31, 2014, the aggregate intrinsic value of the total options exercisable was $85 million and the total intrinsic value of options outstanding was $118 million.
Shareholder Rights Plan
TransCanada's Shareholder Rights Plan is designed to provide the Board with sufficient time to explore and develop alternatives for maximizing shareholder value in the event of a takeover offer for the Company and to encourage the fair treatment of shareholders in connection with any such offer. Attached to each common share is one right that, under certain circumstances, entitles certain holders to purchase two common shares of the Company for the then current market price of one.